Related Party Transactions - Summary of Carrying amount in Joint Venture and Asoociated Companies (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Joint ventures where entity is venturer [member]
Disclosure of associates [line items]
Carrying amount	$ 474	$ 412
Share of net income	107	99
Associates [member]
Disclosure of associates [line items]
Carrying amount	661
Share of net income	$ 141	$ 62